Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard New York Tax-Free Funds
Entity Central Index Key	0000788599
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000007970
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VNYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NY Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New York remains a high-quality state, well diversified across a number of sectors, and its rainy-day fund is at an all-time high. Management, both at the state level and in New York City, has been strong and proactive.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed, pushing their prices higher. The most value was added through security selection, particularly within general obligation bonds, universities, transportation, and hospitals.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,718	$50,555	$50,615
2015	$50,596	$50,416	$50,356
2015	$51,170	$50,916	$50,774
2015	$52,028	$51,617	$51,549
2016	$53,166	$52,672	$52,613
2016	$54,135	$53,352	$53,312
2016	$55,249	$54,256	$54,266
2016	$52,204	$51,515	$51,436
2017	$53,380	$52,783	$52,747
2017	$54,939	$54,147	$54,090
2017	$55,670	$54,739	$54,745
2017	$55,268	$54,248	$54,308
2018	$54,927	$53,974	$54,067
2018	$55,580	$54,516	$54,692
2018	$55,798	$54,754	$55,013
2018	$55,576	$54,712	$54,921
2019	$57,093	$56,073	$56,299
2019	$59,440	$57,928	$58,195
2019	$61,295	$59,407	$59,809
2019	$60,833	$59,140	$59,585
2020	$63,222	$61,073	$61,625
2020	$61,314	$59,672	$60,510
2020	$62,767	$60,625	$61,745
2020	$63,763	$61,487	$62,501
2021	$63,732	$61,377	$62,277
2021	$65,414	$62,720	$63,376
2021	$65,922	$63,095	$63,841
2021	$65,948	$63,036	$63,733
2022	$63,738	$61,147	$61,866
2022	$60,368	$58,468	$59,070
2022	$58,691	$57,331	$58,330
2022	$58,873	$57,391	$58,227
2023	$59,451	$57,972	$58,713
2023	$60,493	$58,752	$59,359
2023	$60,359	$58,671	$59,325
2023	$61,873	$60,243	$60,720
2024	$63,614	$61,370	$61,894
2024	$62,754	$60,364	$60,946
2024	$65,015	$62,380	$62,937
2024	$66,114	$63,224	$63,714

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	6.85%	1.68%	2.83%
Bloomberg NY Municipal Bond Index	4.95%	1.34%	2.37%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 5,149,000,000
Holdings Count | Holding	1,536
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,149
Number of Portfolio Holdings	1,536
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$502

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.6%
1 to 3 Years	3.1%
3 to 5 Years	4.7%
5 to 10 Years	10.4%
10 to 20 Years	39.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007969
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VNYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NY Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New York remains a high-quality state, well diversified across a number of sectors, and its rainy-day fund is at an all-time high. Management, both at the state level and in New York City, has been strong and proactive.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed, pushing their prices higher. The most value was added through security selection, particularly within general obligation bonds, universities, transportation, and hospitals.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,142	$10,111	$10,123
2015	$10,115	$10,083	$10,071
2015	$10,228	$10,183	$10,155
2015	$10,397	$10,323	$10,310
2016	$10,623	$10,534	$10,523
2016	$10,814	$10,670	$10,662
2016	$11,033	$10,851	$10,853
2016	$10,422	$10,303	$10,287
2017	$10,654	$10,557	$10,549
2017	$10,963	$10,829	$10,818
2017	$11,106	$10,948	$10,949
2017	$11,023	$10,850	$10,862
2018	$10,952	$10,795	$10,813
2018	$11,080	$10,903	$10,938
2018	$11,121	$10,951	$11,003
2018	$11,075	$10,942	$10,984
2019	$11,375	$11,215	$11,260
2019	$11,841	$11,586	$11,639
2019	$12,208	$11,881	$11,962
2019	$12,113	$11,828	$11,917
2020	$12,587	$12,215	$12,325
2020	$12,204	$11,934	$12,102
2020	$12,491	$12,125	$12,349
2020	$12,687	$12,297	$12,500
2021	$12,678	$12,275	$12,455
2021	$13,010	$12,544	$12,675
2021	$13,108	$12,619	$12,768
2021	$13,111	$12,607	$12,747
2022	$12,669	$12,229	$12,373
2022	$11,997	$11,694	$11,814
2022	$11,661	$11,466	$11,666
2022	$11,695	$11,478	$11,645
2023	$11,808	$11,594	$11,743
2023	$12,012	$11,750	$11,872
2023	$11,983	$11,734	$11,865
2023	$12,281	$12,049	$12,144
2024	$12,624	$12,274	$12,379
2024	$12,451	$12,073	$12,189
2024	$12,897	$12,476	$12,587
2024	$13,113	$12,645	$12,743

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	6.77%	1.60%	2.75%
Bloomberg NY Municipal Bond Index	4.95%	1.34%	2.37%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

AssetsNet	$ 5,149,000,000
Holdings Count | Holding	1,536
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,149
Number of Portfolio Holdings	1,536
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$502

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.6%
1 to 3 Years	3.1%
3 to 5 Years	4.7%
5 to 10 Years	10.4%
10 to 20 Years	39.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007971
Shareholder Report [Line Items]
Fund Name	New York Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VYFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 3,340,000,000
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 767,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,340
Number of Portfolio Holdings	298
Total Investment Advisory Fees (in thousands)	$767

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of November 30, 2024)

1 to 7 Days	87.4%
8 to 30 Days	2.1%
31 to 60 Days	1.2%
61 to 90 Days	0.8%
91 to 180 Days	1.2%
Over 180 Days	6.0%
Other Assets and Liabilities—Net	1.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature